Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of June 30, 2026	As of December 31, 2025

Period-end RMB: US$1 exchange rate	6.8109	7.0288
Period-end HK$: US$1 exchange rate	7.8417	7.7819
Period-end SG$: US$1 exchange rate	1.2947	1.2877

	For the six months ended June 30,
	2026	2025

Period-average RMB: US$1 exchange rate	6.8932	7.1839
Period-average HK$: US$1 exchange rate	7.8238	7.7923
Period-average SG$: US$1 exchange rate	1.2810	1.3189

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation is computed using the straight-line method over the following estimated useful lives.
Categories	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Intangible Asset	Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.
Categories	Estimated Useful Life
Licensed software	5 years
Customer relationship	5 years

Schedule of Disaggregated Information of Revenues by Services

Disaggregated information of revenues by services:

	For the six months ended June 30
	2026	2025
Financial and taxation solution services	$8,053	$11,579
Education support services	-	760
Software and maintenance services	1,271	1,330
Pre-IPO advisory services	940	591
Revenues	$10,264	$14,260